Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of other current liabilities
	As of	As of
	December 31,	December 31,
	2022	2021

Deferred revenues	646	884
Provision for royalties to IIA	47	62
Payroll and social benefits	1,580	991
Vacation and recuperation provision	554	410
Accrued expenses and others	628	568
	3,455	2,915